SEGMENT INFORMATION - Revenue Disaggregated by Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,622,121	$ 2,919,403	$ 3,343,821
Operating Segments | Dotdash Meredith
Segment Reporting Information [Line Items]
Revenue	1,777,229	1,694,893	1,934,699
Operating Segments | Digital
Segment Reporting Information [Line Items]
Revenue	1,004,417	892,426	931,482
Operating Segments | Digital | Advertising revenue
Segment Reporting Information [Line Items]
Revenue	643,725	560,786	621,714
Operating Segments | Digital | Performance marketing revenue
Segment Reporting Information [Line Items]
Revenue	243,895	231,087	198,441
Operating Segments | Digital | Licensing and other revenue
Segment Reporting Information [Line Items]
Revenue	116,797	100,553	111,327
Operating Segments | Print
Segment Reporting Information [Line Items]
Revenue	794,045	823,456	1,026,128
Operating Segments | Print | Performance marketing revenue
Segment Reporting Information [Line Items]
Revenue	34,891	45,219	55,484
Operating Segments | Print | Subscription revenue
Segment Reporting Information [Line Items]
Revenue	327,079	329,357	422,700
Operating Segments | Print | Advertising revenue
Segment Reporting Information [Line Items]
Revenue	174,889	203,210	260,282
Operating Segments | Print | Project and other revenue
Segment Reporting Information [Line Items]
Revenue	155,090	128,354	154,807
Operating Segments | Print | Newsstand revenue
Segment Reporting Information [Line Items]
Revenue	102,096	117,316	132,855
Operating Segments | Care.com
Segment Reporting Information [Line Items]
Revenue	369,620	375,039	362,570
Operating Segments | Care.com | Consumer revenue
Segment Reporting Information [Line Items]
Revenue	191,274	210,455	217,691
Operating Segments | Care.com | Enterprise revenue
Segment Reporting Information [Line Items]
Revenue	178,346	164,584	144,879
Operating Segments | Search
Segment Reporting Information [Line Items]
Revenue	387,699	629,038	731,431
Operating Segments | Search | Advertising revenue
Segment Reporting Information [Line Items]
Revenue	386,250	626,549	726,422
Operating Segments | Search | Google advertising revenue
Segment Reporting Information [Line Items]
Revenue	376,970	582,481	525,987
Operating Segments | Search | Non-Google advertising revenue
Segment Reporting Information [Line Items]
Revenue	9,280	44,068	200,435
Operating Segments | Search | Other revenue
Segment Reporting Information [Line Items]
Revenue	1,449	2,489	5,009
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Revenue	89,028	229,461	323,386
Operating Segments | Emerging & Other | Advertising revenue
Segment Reporting Information [Line Items]
Revenue	8,322	13,514	18,249
Operating Segments | Emerging & Other | Google advertising revenue
Segment Reporting Information [Line Items]
Revenue	955	946	2,192
Operating Segments | Emerging & Other | Non-Google advertising revenue
Segment Reporting Information [Line Items]
Revenue	7,367	12,568	16,057
Operating Segments | Emerging & Other | Subscription revenue
Segment Reporting Information [Line Items]
Revenue	52,207	180,940	196,965
Operating Segments | Emerging & Other | Marketplace revenue
Segment Reporting Information [Line Items]
Revenue	11,509	14,172	70,180
Operating Segments | Emerging & Other | Media production and distribution revenue
Segment Reporting Information [Line Items]
Revenue	7,819	15,847	31,555
Operating Segments | Emerging & Other | Service and other
Segment Reporting Information [Line Items]
Revenue	9,171	4,988	6,437
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	(1,455)	(9,028)	(8,265)
Intersegment eliminations | Dotdash Meredith
Segment Reporting Information [Line Items]
Revenue	$ (21,233)	$ (20,989)	$ (22,911)